Condensed Consolidated Balance Sheets Unaudited (Parentheticals) - $ / shares	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	1,000,000	1,000,000	1,000,000
Common stock, shares issued	169,829	168,817	163,137
Common stock, shares outstanding	169,829	168,817	163,137
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000	10,000	10,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0